Other Liabilities	12 Months Ended
Dec. 31, 2024
Other Liabilities Disclosure [Abstract]
Other Liabilities	Other Liabilities
The carrying amount of Other Liabilities for the years ended December 31, 2024 and 2023 is as follows:

	December 31, 2024	December 31, 2023
	(in thousands)
General trade and overhead liabilities*	$531,560	$463,882
Personnel related liabilities	225,822	385,499
Operating lease liabilities	36,783	36,414
Facility related liabilities	8,547	11,078
Other liabilities	91,730	13,532
Restructuring liabilities	29,120	4,951
Short term government grants	41	43
Total	$923,603	$915,399

*includes amounts due to third parties in respect of accrued reimbursable investigator expenses of $369.2 million at December 31, 2024 and $333.0 million at December 31, 2023.